Pension and Postretirement Benefit Plans - Pension Asset Fair Values (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
United States Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	$ 14,332	$ 14,125
Other items to reconcile to fair value of plan assets	(251)	(159)
Fair value of plan assets	14,081	13,966	$ 14,643
United States Qualified and Non-qualified Pension Benefits | Level 1
Benefit Plan Information
Total, before other items to reconcile	4,518	4,532
United States Qualified and Non-qualified Pension Benefits | Level 2
Benefit Plan Information
Total, before other items to reconcile	4,266	4,113
United States Qualified and Non-qualified Pension Benefits | Level 3
Benefit Plan Information
Total, before other items to reconcile	(81)	(106)
United States Qualified and Non-qualified Pension Benefits | Equities
Benefit Plan Information
Total, before other items to reconcile	3,115	3,624
United States Qualified and Non-qualified Pension Benefits | Equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	2,701	3,046
United States Qualified and Non-qualified Pension Benefits | U.S. equities
Benefit Plan Information
Total, before other items to reconcile	1,522	1,897
United States Qualified and Non-qualified Pension Benefits | U.S. equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	1,522	1,897
United States Qualified and Non-qualified Pension Benefits | Non-U.S. equities
Benefit Plan Information
Total, before other items to reconcile	1,179	1,149
United States Qualified and Non-qualified Pension Benefits | Non-U.S. equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	1,179	1,149
United States Qualified and Non-qualified Pension Benefits | Index and long/short equity
Benefit Plan Information
Total, before other items to reconcile	414	578
United States Qualified and Non-qualified Pension Benefits | Fixed income
Benefit Plan Information
Total, before other items to reconcile	6,461	5,184
United States Qualified and Non-qualified Pension Benefits | Fixed income | Level 1
Benefit Plan Information
Total, before other items to reconcile	1,714	1,107
United States Qualified and Non-qualified Pension Benefits | Fixed income | Level 2
Benefit Plan Information
Total, before other items to reconcile	4,740	4,066
United States Qualified and Non-qualified Pension Benefits | U.S. government securities
Benefit Plan Information
Total, before other items to reconcile	2,261	1,551
United States Qualified and Non-qualified Pension Benefits | U.S. government securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	1,701	1,095
United States Qualified and Non-qualified Pension Benefits | U.S. government securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	560	456
United States Qualified and Non-qualified Pension Benefits | Foreign government agency securities
Benefit Plan Information
Total, before other items to reconcile	146	126
United States Qualified and Non-qualified Pension Benefits | Foreign government agency securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	146	126
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities
Benefit Plan Information
Total, before other items to reconcile	5	12
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	4	4
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	1	8
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds
Benefit Plan Information
Total, before other items to reconcile	3,402	2,829
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds | Level 1
Benefit Plan Information
Total, before other items to reconcile	10	9
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds | Level 2
Benefit Plan Information
Total, before other items to reconcile	3,392	2,820
United States Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds
Benefit Plan Information
Total, before other items to reconcile	672	616
United States Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds | Level 2
Benefit Plan Information
Total, before other items to reconcile	672	616
United States Qualified and Non-qualified Pension Benefits | Other securities
Benefit Plan Information
Total, before other items to reconcile	7	11
United States Qualified and Non-qualified Pension Benefits | Derivative instruments
Benefit Plan Information
Total, before other items to reconcile	(32)	39
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 1
Benefit Plan Information
Total, before other items to reconcile	(1)	(1)
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 2
Benefit Plan Information
Total, before other items to reconcile	(31)	40
United States Qualified and Non-qualified Pension Benefits | Private equity
Benefit Plan Information
Total, before other items to reconcile	2,124	2,368
United States Qualified and Non-qualified Pension Benefits | Private equity | Level 1
Benefit Plan Information
Total, before other items to reconcile	19	24
United States Qualified and Non-qualified Pension Benefits | Private equity | Level 3
Benefit Plan Information
Total, before other items to reconcile	(83)	(106)
United States Qualified and Non-qualified Pension Benefits | Derivatives
Benefit Plan Information
Total, before other items to reconcile	(83)	(106)
United States Qualified and Non-qualified Pension Benefits | Derivatives | Level 3
Benefit Plan Information
Total, before other items to reconcile	(83)	(106)
United States Qualified and Non-qualified Pension Benefits | Growth equity
Benefit Plan Information
Total, before other items to reconcile	19	24
United States Qualified and Non-qualified Pension Benefits | Growth equity | Level 1
Benefit Plan Information
Total, before other items to reconcile	19	24
United States Qualified and Non-qualified Pension Benefits | Partnership investments
Benefit Plan Information
Total, before other items to reconcile	2,188	2,450
United States Qualified and Non-qualified Pension Benefits | Absolute return
Benefit Plan Information
Total, before other items to reconcile	2,189	2,058
United States Qualified and Non-qualified Pension Benefits | Absolute return | Level 1
Benefit Plan Information
Total, before other items to reconcile	29	253
United States Qualified and Non-qualified Pension Benefits | Absolute return | Level 2
Benefit Plan Information
Total, before other items to reconcile	71	41
United States Qualified and Non-qualified Pension Benefits | Hedge fund/fund of funds
Benefit Plan Information
Total, before other items to reconcile	1,793	1,409
United States Qualified and Non-qualified Pension Benefits | Fixed income and other
Benefit Plan Information
Total, before other items to reconcile	107	299
United States Qualified and Non-qualified Pension Benefits | Fixed income and other | Level 1
Benefit Plan Information
Total, before other items to reconcile	29	253
United States Qualified and Non-qualified Pension Benefits | Fixed income and other | Level 2
Benefit Plan Information
Total, before other items to reconcile	78	46
United States Qualified and Non-qualified Pension Benefits | Partnership investments - absolute return
Benefit Plan Information
Total, before other items to reconcile	296	355
United States Qualified and Non-qualified Pension Benefits | Derivatives - absolute return
Benefit Plan Information
Total, before other items to reconcile	(7)	(5)
United States Qualified and Non-qualified Pension Benefits | Derivatives - absolute return | Level 2
Benefit Plan Information
Total, before other items to reconcile	(7)	(5)
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalent
Benefit Plan Information
Total, before other items to reconcile	443	891
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalent | Level 1
Benefit Plan Information
Total, before other items to reconcile	55	102
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalent | Level 2
Benefit Plan Information
Total, before other items to reconcile	(545)	6
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalent | Level 3
Benefit Plan Information
Total, before other items to reconcile	2
United States Qualified and Non-qualified Pension Benefits | Cash and cash equivalents
Benefit Plan Information
Total, before other items to reconcile	57	103
United States Qualified and Non-qualified Pension Benefits | Cash and cash equivalents | Level 1
Benefit Plan Information
Total, before other items to reconcile	55	102
United States Qualified and Non-qualified Pension Benefits | Cash and cash equivalents | Level 2
Benefit Plan Information
Total, before other items to reconcile		1
United States Qualified and Non-qualified Pension Benefits | Cash and cash equivalents | Level 3
Benefit Plan Information
Total, before other items to reconcile	2
United States Qualified and Non-qualified Pension Benefits | Repurchase Agreements And Derivative Margin Activity
Benefit Plan Information
Total, before other items to reconcile	(545)	5
United States Qualified and Non-qualified Pension Benefits | Repurchase Agreements And Derivative Margin Activity | Level 2
Benefit Plan Information
Total, before other items to reconcile	(545)	5
United States Qualified and Non-qualified Pension Benefits | Cash and cash equivalents valued at net asset value [Member]
Benefit Plan Information
Total, before other items to reconcile	931	783
International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	5,652	5,697
Other items to reconcile to fair value of plan assets	(35)	(28)
Fair value of plan assets	5,617	5,669	5,957
International Qualified and Non-qualified Pension Benefits | Level 1
Benefit Plan Information
Total, before other items to reconcile	1,892	1,681
International Qualified and Non-qualified Pension Benefits | Level 2
Benefit Plan Information
Total, before other items to reconcile	2,348	2,477
International Qualified and Non-qualified Pension Benefits | Level 3
Benefit Plan Information
Total, before other items to reconcile	480	481
International Qualified and Non-qualified Pension Benefits | Equities
Benefit Plan Information
Total, before other items to reconcile	2,080	2,157
International Qualified and Non-qualified Pension Benefits | Equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	1,235	1,243
International Qualified and Non-qualified Pension Benefits | Equities | Level 2
Benefit Plan Information
Total, before other items to reconcile	825	893
International Qualified and Non-qualified Pension Benefits | Equities | Level 3
Benefit Plan Information
Total, before other items to reconcile	4	4
International Qualified and Non-qualified Pension Benefits | Growth equities
Benefit Plan Information
Total, before other items to reconcile	819	913
International Qualified and Non-qualified Pension Benefits | Growth equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	605	718
International Qualified and Non-qualified Pension Benefits | Growth equities | Level 2
Benefit Plan Information
Total, before other items to reconcile	214	195
International Qualified and Non-qualified Pension Benefits | Value equities
Benefit Plan Information
Total, before other items to reconcile	603	521
International Qualified and Non-qualified Pension Benefits | Value equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	575	494
International Qualified and Non-qualified Pension Benefits | Value equities | Level 2
Benefit Plan Information
Total, before other items to reconcile	28	27
International Qualified and Non-qualified Pension Benefits | Core equities
Benefit Plan Information
Total, before other items to reconcile	642	706
International Qualified and Non-qualified Pension Benefits | Core equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	55	31
International Qualified and Non-qualified Pension Benefits | Core equities | Level 2
Benefit Plan Information
Total, before other items to reconcile	583	671
International Qualified and Non-qualified Pension Benefits | Core equities | Level 3
Benefit Plan Information
Total, before other items to reconcile	4	4
International Qualified and Non-qualified Pension Benefits | Equities valued at net asset value
Benefit Plan Information
Total, before other items to reconcile	16	17
International Qualified and Non-qualified Pension Benefits | Fixed income
Benefit Plan Information
Total, before other items to reconcile	2,629	2,310
International Qualified and Non-qualified Pension Benefits | Fixed income | Level 1
Benefit Plan Information
Total, before other items to reconcile	533	313
International Qualified and Non-qualified Pension Benefits | Fixed income | Level 2
Benefit Plan Information
Total, before other items to reconcile	1,443	1,213
International Qualified and Non-qualified Pension Benefits | Fixed income | Level 3
Benefit Plan Information
Total, before other items to reconcile	12	14
International Qualified and Non-qualified Pension Benefits | Domestic government debt
Benefit Plan Information
Total, before other items to reconcile	545	633
International Qualified and Non-qualified Pension Benefits | Domestic government debt | Level 1
Benefit Plan Information
Total, before other items to reconcile	340	283
International Qualified and Non-qualified Pension Benefits | Domestic government debt | Level 2
Benefit Plan Information
Total, before other items to reconcile	202	346
International Qualified and Non-qualified Pension Benefits | Domestic government debt | Level 3
Benefit Plan Information
Total, before other items to reconcile	3	4
International Qualified and Non-qualified Pension Benefits | Foreign government agency securities
Benefit Plan Information
Total, before other items to reconcile	495	206
International Qualified and Non-qualified Pension Benefits | Foreign government agency securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	142
International Qualified and Non-qualified Pension Benefits | Foreign government agency securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	353	206
International Qualified and Non-qualified Pension Benefits | Corporate debt securities
Benefit Plan Information
Total, before other items to reconcile	948	701
International Qualified and Non-qualified Pension Benefits | Corporate debt securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	51	30
International Qualified and Non-qualified Pension Benefits | Corporate debt securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	888	661
International Qualified and Non-qualified Pension Benefits | Corporate debt securities | Level 3
Benefit Plan Information
Total, before other items to reconcile	9	10
International Qualified and Non-qualified Pension Benefits | Fixed income securities valued at net asset value [Member]
Benefit Plan Information
Total, before other items to reconcile	641	770
International Qualified and Non-qualified Pension Benefits | Private equity
Benefit Plan Information
Total, before other items to reconcile	191	160
International Qualified and Non-qualified Pension Benefits | Private equity | Level 1
Benefit Plan Information
Total, before other items to reconcile	29	1
International Qualified and Non-qualified Pension Benefits | Private equity | Level 2
Benefit Plan Information
Total, before other items to reconcile	62	5
International Qualified and Non-qualified Pension Benefits | Private equity | Level 3
Benefit Plan Information
Total, before other items to reconcile	3	4
International Qualified and Non-qualified Pension Benefits | Real estate
Benefit Plan Information
Total, before other items to reconcile	94	10
International Qualified and Non-qualified Pension Benefits | Real estate | Level 1
Benefit Plan Information
Total, before other items to reconcile	29	1
International Qualified and Non-qualified Pension Benefits | Real estate | Level 2
Benefit Plan Information
Total, before other items to reconcile	62	5
International Qualified and Non-qualified Pension Benefits | Real estate | Level 3
Benefit Plan Information
Total, before other items to reconcile	3	4
International Qualified and Non-qualified Pension Benefits | Real estate valued at net asset value
Benefit Plan Information
Total, before other items to reconcile	34	126
International Qualified and Non-qualified Pension Benefits | Partnership investments
Benefit Plan Information
Total, before other items to reconcile	63	24
International Qualified and Non-qualified Pension Benefits | Absolute return
Benefit Plan Information
Total, before other items to reconcile	631	596
International Qualified and Non-qualified Pension Benefits | Absolute return | Level 1
Benefit Plan Information
Total, before other items to reconcile	(4)	(2)
International Qualified and Non-qualified Pension Benefits | Absolute return | Level 2
Benefit Plan Information
Total, before other items to reconcile		19
International Qualified and Non-qualified Pension Benefits | Absolute return | Level 3
Benefit Plan Information
Total, before other items to reconcile	461	459
International Qualified and Non-qualified Pension Benefits | Insurance
Benefit Plan Information
Total, before other items to reconcile	455	456
International Qualified and Non-qualified Pension Benefits | Insurance | Level 3
Benefit Plan Information
Total, before other items to reconcile	455	456
International Qualified and Non-qualified Pension Benefits | Derivatives - absolute return
Benefit Plan Information
Total, before other items to reconcile	(4)	13
International Qualified and Non-qualified Pension Benefits | Derivatives - absolute return | Level 1
Benefit Plan Information
Total, before other items to reconcile	(4)	(2)
International Qualified and Non-qualified Pension Benefits | Derivatives - absolute return | Level 2
Benefit Plan Information
Total, before other items to reconcile		15
International Qualified and Non-qualified Pension Benefits | Other - absolute return
Benefit Plan Information
Total, before other items to reconcile	6	7
International Qualified and Non-qualified Pension Benefits | Other - absolute return | Level 2
Benefit Plan Information
Total, before other items to reconcile		4
International Qualified and Non-qualified Pension Benefits | Other - absolute return | Level 3
Benefit Plan Information
Total, before other items to reconcile	6	3
International Qualified and Non-qualified Pension Benefits | Other valued at net asset value
Benefit Plan Information
Total, before other items to reconcile		1
International Qualified and Non-qualified Pension Benefits | Hedge funds
Benefit Plan Information
Total, before other items to reconcile	174	119
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalent
Benefit Plan Information
Total, before other items to reconcile	121	474
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalent | Level 1
Benefit Plan Information
Total, before other items to reconcile	99	126
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalent | Level 2
Benefit Plan Information
Total, before other items to reconcile	18	347
International Qualified and Non-qualified Pension Benefits | Cash and cash equivalents
Benefit Plan Information
Total, before other items to reconcile	117	473
International Qualified and Non-qualified Pension Benefits | Cash and cash equivalents | Level 1
Benefit Plan Information
Total, before other items to reconcile	99	126
International Qualified and Non-qualified Pension Benefits | Cash and cash equivalents | Level 2
Benefit Plan Information
Total, before other items to reconcile	18	347
International Qualified and Non-qualified Pension Benefits | Cash and cash equivalents valued at net asset value [Member]
Benefit Plan Information
Total, before other items to reconcile	4	1
Postretirement Benefits
Benefit Plan Information
Total, before other items to reconcile	1,350	1,358
Other items to reconcile to fair value of plan assets	6	9
Fair value of plan assets	$ 1,356	1,367	$ 1,436
Percentage of plan assets within 401h account	42.00%
Postretirement Benefits | Level 1
Benefit Plan Information
Total, before other items to reconcile	$ 687	687
Postretirement Benefits | Level 2
Benefit Plan Information
Total, before other items to reconcile	391	392
Postretirement Benefits | Level 3
Benefit Plan Information
Total, before other items to reconcile	(3)	(4)
Postretirement Benefits | Equities
Benefit Plan Information
Total, before other items to reconcile	579	616
Postretirement Benefits | Equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	539	567
Postretirement Benefits | U.S. equities
Benefit Plan Information
Total, before other items to reconcile	477	508
Postretirement Benefits | U.S. equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	477	508
Postretirement Benefits | Non-U.S. equities
Benefit Plan Information
Total, before other items to reconcile	62	59
Postretirement Benefits | Non-U.S. equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	62	59
Postretirement Benefits | Index and long/short equity
Benefit Plan Information
Total, before other items to reconcile	40	49
Postretirement Benefits | Fixed income
Benefit Plan Information
Total, before other items to reconcile	509	461
Postretirement Benefits | Fixed income | Level 1
Benefit Plan Information
Total, before other items to reconcile	102	71
Postretirement Benefits | Fixed income | Level 2
Benefit Plan Information
Total, before other items to reconcile	407	390
Postretirement Benefits | U.S. government securities
Benefit Plan Information
Total, before other items to reconcile	293	263
Postretirement Benefits | U.S. government securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	102	71
Postretirement Benefits | U.S. government securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	191	192
Postretirement Benefits | Foreign government agency securities
Benefit Plan Information
Total, before other items to reconcile	9	8
Postretirement Benefits | Foreign government agency securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	9	8
Postretirement Benefits | U.S. corporate bonds
Benefit Plan Information
Total, before other items to reconcile	172	153
Postretirement Benefits | U.S. corporate bonds | Level 2
Benefit Plan Information
Total, before other items to reconcile	172	153
Postretirement Benefits | Non-U.S. corporate bonds
Benefit Plan Information
Total, before other items to reconcile	36	35
Postretirement Benefits | Non-U.S. corporate bonds | Level 2
Benefit Plan Information
Total, before other items to reconcile	36	35
Postretirement Benefits | Derivative instruments
Benefit Plan Information
Total, before other items to reconcile	(1)	2
Postretirement Benefits | Derivative instruments | Level 2
Benefit Plan Information
Total, before other items to reconcile	(1)	2
Postretirement Benefits | Private equity
Benefit Plan Information
Total, before other items to reconcile	111	133
Postretirement Benefits | Private equity | Level 1
Benefit Plan Information
Total, before other items to reconcile	1	1
Postretirement Benefits | Private equity | Level 3
Benefit Plan Information
Total, before other items to reconcile	(3)	(4)
Postretirement Benefits | Derivatives
Benefit Plan Information
Total, before other items to reconcile	(3)	(4)
Postretirement Benefits | Derivatives | Level 3
Benefit Plan Information
Total, before other items to reconcile	(3)	(4)
Postretirement Benefits | Growth equity
Benefit Plan Information
Total, before other items to reconcile	1	1
Postretirement Benefits | Growth equity | Level 1
Benefit Plan Information
Total, before other items to reconcile	1	1
Postretirement Benefits | Partnership investments
Benefit Plan Information
Total, before other items to reconcile	113	136
Postretirement Benefits | Absolute return
Benefit Plan Information
Total, before other items to reconcile	88	80
Postretirement Benefits | Absolute return | Level 1
Benefit Plan Information
Total, before other items to reconcile	1	10
Postretirement Benefits | Absolute return | Level 2
Benefit Plan Information
Total, before other items to reconcile	3	2
Postretirement Benefits | Hedge fund/fund of funds
Benefit Plan Information
Total, before other items to reconcile	72	54
Postretirement Benefits | Fixed income and other
Benefit Plan Information
Total, before other items to reconcile	4	12
Postretirement Benefits | Fixed income and other | Level 1
Benefit Plan Information
Total, before other items to reconcile	1	10
Postretirement Benefits | Fixed income and other | Level 2
Benefit Plan Information
Total, before other items to reconcile	3	2
Postretirement Benefits | Partnership investments - absolute return
Benefit Plan Information
Total, before other items to reconcile	12	14
Postretirement Benefits | Cash and Cash Equivalent
Benefit Plan Information
Total, before other items to reconcile	63	68
Postretirement Benefits | Cash and Cash Equivalent | Level 1
Benefit Plan Information
Total, before other items to reconcile	44	38
Postretirement Benefits | Cash and Cash Equivalent | Level 2
Benefit Plan Information
Total, before other items to reconcile	(19)
Postretirement Benefits | Cash and cash equivalents
Benefit Plan Information
Total, before other items to reconcile	47	38
Postretirement Benefits | Cash and cash equivalents | Level 1
Benefit Plan Information
Total, before other items to reconcile	44	38
Postretirement Benefits | Cash and cash equivalents | Level 2
Benefit Plan Information
Total, before other items to reconcile	3
Postretirement Benefits | Repurchase Agreements And Derivative Margin Activity
Benefit Plan Information
Total, before other items to reconcile	(22)
Postretirement Benefits | Repurchase Agreements And Derivative Margin Activity | Level 2
Benefit Plan Information
Total, before other items to reconcile	(22)
Postretirement Benefits | Cash and cash equivalents valued at net asset value [Member]
Benefit Plan Information
Total, before other items to reconcile	$ 38	$ 30